UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22551

MainStay DefinedTerm Municipal Opportunities Fund

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

 (Address of principal executive offices) (Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: May 31

Date of reporting period: February 28, 2014

Item 1. Schedule of Investments.

The schedule of investments for the period ended February 28, 2014 is filed herewith.

MainStay DefinedTerm Municipal Opportunities Fund
Portfolio of Investments February 28, 2014 (Unaudited)
		Principal Amount	Value
	Municipal Bonds 152.0% †
	Alabama 1.3% (0.8% of Managed Assets)
	Birmingham Jefferson Civic Center Authority, Special Tax Series A, Insured: AMBAC 4.125%, due 7/1/14	$250,000	$250,140
	Jefferson County, Limited Obligation School, Revenue Bonds Series A, Insured: AMBAC 4.75%, due 1/1/25	250,000	237,685
	Jefferson County, Public Building Authority, Revenue Bonds Insured: AMBAC 5.00%, due 4/1/26	4,500,000	3,768,660
	Jefferson County, Sewer, Senior Lien, Revenue Bonds Series A, Insured: AGM 5.25%, due 10/1/48	2,000,000	2,001,640
			6,258,125

	Alaska 0.8% (0.5% of Managed Assets)
	Northern Tobacco Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds Series A 5.00%, due 6/1/46	5,295,000	3,751,666

	Arizona 2.3% (1.5% of Managed Assets)
	Phoenix Industrial Development Authority, Downtown Phoenix Student LLC, Revenue Bonds
	Series A, Insured: AMBAC 4.50%, due 7/1/32	1,000,000	811,420
	Series A, Insured: AMBAC 4.50%, due 7/1/42	150,000	111,675
	Phoenix Industrial Development Authority, Espiritu Community Development Corp., Revenue Bonds Series A 6.25%, due 7/1/36	2,000,000	1,927,620
	Pima County Industrial Development Authority, PLC Charter Schools Project, Revenue Bonds 6.75%, due 4/1/36	1,075,000	1,036,149
	Salt Verde Financial Corp., Senior Gas, Revenue Bonds 5.00%, due 12/1/37	7,235,000	7,607,024
			11,493,888

	California 30.9% (19.9% of Managed Assets)
	California County Tobacco Securitization Agency, Asset Backed, Revenue Bonds
	Series A 5.125%, due 6/1/38	3,060,000	2,451,703
	5.60%, due 6/1/36	2,575,000	2,168,510
	California Municipal Finance Authority, Southwestern Law School, Revenue Bonds 6.50%, due 11/1/41	2,165,000	2,460,522
	Carson Redevelopment Agency, Redevelopment Project Area 1, Tax Allocation Series B, Insured: NATL-RE (zero coupon), due 10/1/25	75,000	41,693
	Ceres Unified School District, Cabs-Election, Unlimited General Obligation Series A (zero coupon), due 8/1/43	6,375,000	889,057
¤	City of Sacramento, California, Water, Revenue Bonds 5.00%, due 9/1/42 (a)(b)	19,500,000	20,751,900
	Fontana Unified School District, Cabs Unlimited General Obligation
	Series C (zero coupon), due 8/1/34	14,000,000	4,752,580
	Series C (zero coupon), due 8/1/40	10,000,000	2,275,800
	Series C (zero coupon), due 8/1/41	19,700,000	4,214,815
	Series C (zero coupon), due 8/1/42	18,600,000	3,743,250
	Foothill-Eastern Transportation Corridor Agency, Revenue Bonds Series A 6.00%, due 1/15/49	10,000,000	10,556,000
	Golden State Tobacco Securitization Corp., Asset Backed, Revenue Bonds
	Series A, Insured: AGC, FGIC 5.00%, due 6/1/35 (a)(b)	16,110,000	16,152,530
	Series A-2 5.30%, due 6/1/37 (c)	5,000,000	3,920,550
	Inglewood Public Financing Authority, Cabs-Lease, Revenue Bonds
	(zero coupon), due 8/1/30	2,530,000	784,300
	(zero coupon), due 8/1/31	2,530,000	726,743
	Lancaster Financing Authority, Subordinated Project No. 5 & 6, Redevelopment Projects, Tax Allocation Series B, Insured: NATL-RE 4.625%, due 2/1/24	215,000	215,000
	Marysville Joint Unified School District, Capital Project, Certificates of Participation
	Insured: AGM (zero coupon), due 6/1/25	1,850,000	1,029,654
	Insured: AGM (zero coupon), due 6/1/27	2,445,000	1,194,065
	Insured: AGM (zero coupon), due 6/1/33	2,800,000	901,404
	Insured: AGM (zero coupon), due 6/1/34	2,820,000	850,709
	Insured: AGM (zero coupon), due 6/1/38	2,820,000	644,483
	Insured: AGM (zero coupon), due 6/1/39	2,820,000	604,439
	Insured: AGM (zero coupon), due 6/1/40	2,820,000	567,187
	Merced Union High School District, Cabs-Election, Unlimited General Obligation Series C (zero coupon), due 8/1/41	16,780,000	3,024,595
	Oakland Unified School District, Election 2000, Unlimited General Obligation Insured: NATL-RE 4.50%, due 8/1/30	2,500,000	2,502,150
	Oceanside, California Unified School District, Unlimited General Obligation Series C (zero coupon), due 8/1/50	20,190,000	2,168,406
¤	Riverside County Transportation Commission, Limited Tax, Revenue Bonds Series A 5.25%, due 6/1/39 (a)(b)	19,100,000	21,298,733
	San Bernardino City Unified School District, Unlimited General Obligation Series C, Insured: NATL-RE (zero coupon), due 8/1/31	5,000,000	2,019,300
	San Joaquin Hills Transportation Corridor Agency, Revenue Bonds
	Series A, Insured: NATL-RE (zero coupon), due 1/15/31	150,000	54,086
	Series A, Insured: NATL-RE 5.25%, due 1/15/30	900,000	887,085
	Stockton Public Financing Authority, Parking & Capital Projects, Revenue Bonds
	Insured: NATL-RE 4.25%, due 9/1/14	50,000	49,813
	Insured: NATL-RE 4.50%, due 9/1/17	100,000	97,313
	Insured: NATL-RE 4.80%, due 9/1/20	105,000	100,223
	Stockton Public Financing Authority, Redevelopment Projects, Revenue Bonds
	Series A, Insured: RADIAN 5.25%, due 9/1/31	630,000	501,386
	Series A, Insured: RADIAN 5.25%, due 9/1/34	2,925,000	2,269,186
	Stockton Public Financing Authority, Water System, Capital Improvement Projects, Revenue Bonds Series A, Insured: NATL-RE 5.00%, due 10/1/31	175,000	175,324
	Stockton, California Unified School District, Unlimited General Obligation
	Series D, Insured: AGM (zero coupon), due 8/1/35	4,165,000	1,242,544
	Series D, Insured: AGM (zero coupon), due 8/1/40	13,930,000	2,989,099
	Tobacco Securitization Authority of Southern California, Asset-Backed, Revenue Bonds Series A-1 5.00%, due 6/1/37	3,000,000	2,324,070
¤	University of California, Regents Medical Center, Revenue Bonds Series J 5.00%, due 5/15/43 (a)(b)	23,260,000	24,441,086
	Westminster School District, Cabs-Election 2008, Unlimited General Obligation Series B, Insured: BAM (zero coupon), due 8/1/48	27,045,000	2,772,383
			150,813,676

	Colorado 1.1% (0.7% of Managed Assets)
	Colorado Health Facilities Authority, Revenue Bonds 5.625%, due 6/1/43	5,000,000	5,259,200
	E-470 Public Highway Authority, Revenue Bonds Series B, Insured: NATL-RE (zero coupon), due 9/1/29	660,000	283,859
			5,543,059

	District of Columbia 0.8% (0.5% of Managed Assets)
	Metropolitan Washington Airports Authority, Revenue Bonds Series C, Insured: GTY 0.00%, due 10/1/41 (c)	3,900,000	3,951,558

	Florida 7.0% (4.5% of Managed Assets)
¤	City of Orlando, Tourist Development Tax Revenue, 3rd Lien, 6th Cent Contract, Revenue Bonds Insured: GTY 5.50%, due 11/1/38	20,000,000	20,448,200
	JEA Electric System, Revenue Bonds Series C 5.00%, due 10/1/37 (a)(b)	12,980,000	13,871,565
			34,319,765

	Georgia 0.1% (0.1% of Managed Assets)
	Marietta Development Authority, University Facilities-Life University, Inc. Project, Revenue Bonds 6.25%, due 6/15/20	440,000	450,811

	Guam 4.1% (2.6% of Managed Assets)
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset Backed, Revenue Bonds 5.625%, due 6/1/47	350,000	276,724
	Guam Government Waterworks Authority, Revenue Bonds 5.50%, due 7/1/43	10,025,000	10,289,359
	Guam International Airport Authority, Revenue Bonds
	Series C 5.00%, due 10/1/21 (d)	5,500,000	5,732,430
	Series C, Insured: AGM 6.00%, due 10/1/34 (d)	3,425,000	3,719,276
			20,017,789

	Illinois 14.7% (9.5% of Managed Assets)
¤	Chicago Board of Education, Unlimited General Obligation Series A, Insured: AGM 5.50%, due 12/1/39 (a)(b)	20,000,000	20,876,600
	Chicago Midway Airport Revenue, Revenue Bonds Series A 5.50%, due 1/1/30 (d)	4,500,000	4,799,610
	Chicago, Illinois O' Hare International Airport, Revenue Bonds Insured: AGM 5.75%, due 1/1/38	5,000,000	5,419,200
	Chicago, Unlimited General Obligation Series C 5.00%, due 1/1/40 (a)(b)	19,570,000	19,526,359
¤	State of Illinois, Unlimited General Obligation 5.25%, due 7/1/31 (a)(b)	20,000,000	21,155,978
			71,777,747

	Indiana 1.5% (1.0% of Managed Assets)
	Anderson Economic Development Revenue, Anderson University Project, Revenue Bonds 5.00%, due 10/1/32	1,105,000	957,604
	Indiana Finance Authority, Private Activity Ohio River Bridges East End Crossing Project, Revenue Bonds 5.00%, due 7/1/40 (d)	6,220,000	6,228,770
			7,186,374

	Iowa 1.0% (0.7% of Managed Assets)
	Coralville Urban Renewal Revenue, Tax Increment, Tax Allocation Series C 5.00%, due 6/1/47	4,220,000	3,032,492
	Iowa Higher Education Loan Authority, Private College Facility, Wartburg College, Revenue Bonds Series B 5.50%, due 10/1/31	2,075,000	1,924,812
			4,957,304

	Kansas 4.2% (2.7% of Managed Assets)
¤	Kansas Development Finance Authority, Adventist Health Sunbelt Obligated Group, Revenue Bonds Series A 5.00%, due 11/15/32 (a)(b)	19,290,000	20,553,298

	Louisiana 2.5% (1.6% of Managed Assets)
	Louisiana Public Facilities Authority, Archdiocese of New Orleans Project, Revenue Bonds Insured: CIFG 4.50%, due 7/1/37	8,225,000	7,313,835
	Louisiana Public Facilities Authority, Black & Gold Facilities Project, Revenue Bonds
	Series A, Insured: CIFG 4.50%, due 7/1/38	405,000	307,423
	Series A, Insured: CIFG 5.00%, due 7/1/22	1,105,000	1,074,104
	Series A, Insured: CIFG 5.00%, due 7/1/24	1,200,000	1,134,048
	Series A, Insured: CIFG 5.00%, due 7/1/30	2,870,000	2,513,718
			12,343,128

	Maryland 4.0% (2.6% of Managed Assets)
	Maryland Health & Higher Educational Facilities Authority, John Hopkins Health System Obligated Group, Revenue Bonds Series C 5.00%, due 5/15/43 (a)(b)	18,500,000	19,554,832

	Massachusetts 0.1% (0.1% of Managed Assets)
	Massachusetts Development Finance Agency, Seven Hills Foundation & Affiliates, Revenue Bonds Insured: RADIAN 5.00%, due 9/1/35	435,000	396,772

	Michigan 10.5% (6.8% of Managed Assets)
	Detroit, Michigan Water and Sewerage Department, Senior Lien, Revenue Bonds
	Series A 5.00%, due 7/1/32	1,500,000	1,448,370
	Series A 5.25%, due 7/1/39	10,730,000	10,429,024
	Series C-1, Insured: AGM 7.00%, due 7/1/27	3,450,000	3,681,771
	Detroit, Michigan Water Supply System, Revenue Bonds
	Series A, Insured: NATL-RE 4.50%, due 7/1/31	760,000	704,573
	Series B, Insured: NATL-RE 5.00%, due 7/1/34	3,840,000	3,734,630
	Series C 5.00%, due 7/1/41	1,005,000	945,775
	Series A 5.25%, due 7/1/41	2,385,000	2,315,763
	Series A 5.75%, due 7/1/37	5,000,000	5,006,950
	Michigan Finance Authority, Limited Obligation, Public School Academy, University Learning, Revenue Bonds 7.375%, due 11/1/30	2,920,000	3,140,927
	Michigan Finance Authority, Public School Academy, Revenue Bonds 7.50%, due 11/1/40	2,745,000	2,943,217
	Michigan Public Educational Facilities Authority, Dr. Joseph F. Pollack, Revenue Bonds
	8.00%, due 4/1/30	1,195,000	1,272,771
	8.00%, due 4/1/40	500,000	528,455
	Michigan Tobacco Settlement Finance Authority, Revenue Bonds
	Series A 6.00%, due 6/1/34	5,000,000	4,270,450
	Series A 6.00%, due 6/1/48	13,435,000	11,102,281
			51,524,957

	Missouri 0.6% (0.4% of Managed Assets)
	St. Louis County Industrial Development Authority, Nazareth Living Center, Revenue Bonds
	5.875%, due 8/15/32	750,000	716,655
	6.125%, due 8/15/42	2,120,000	2,019,406
			2,736,061

	Nebraska 4.2% (2.7% of Managed Assets)
¤	Central Plains Energy, Project No. 3, Revenue Bonds 5.25%, due 9/1/37 (a)(b)	20,000,000	20,735,600

	Nevada 2.6% (1.7% of Managed Assets)
	City of Sparks, Tourism Improvement District No. 1, Senior Sales Tax Anticipation, Revenue Bonds Series A 6.75%, due 6/15/28 (a)	12,500,000	12,697,125

	New Hampshire 0.4% (0.3% of Managed Assets)
	Manchester Housing & Redevelopment Authority Inc., Revenue Bonds Series B, Insured: ACA (zero coupon), due 1/1/24	4,740,000	2,067,635

	New Jersey 7.6% (4.9% of Managed Assets)
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds 5.25%, due 9/15/29 (d)	9,120,000	8,936,688
	New Jersey Economic Development Authority, UMM Energy Partners, Revenue Bonds Series A 5.00%, due 6/15/37 (d)	1,000,000	986,380
	New Jersey State Turnpike Authority, Revenue Bonds Series A 5.00%, due 1/1/32	9,670,000	10,412,656
	New Jersey Tobacco Settlement Financing Corp., Revenue Bonds Series 1A 5.00%, due 6/1/41	14,000,000	10,764,180
	Rutgers The State University of New Jersey, Revenue Bonds Series J 5.00%, due 5/1/32	5,375,000	5,964,960
			37,064,864

	New York 1.8% (1.1% of Managed Assets)
	Onondaga Civic Development Corp., St. Joseph's Hospital Health Center, Revenue Bonds 5.00%, due 7/1/42	2,000,000	1,740,140
	Riverhead Industrial Development Agency, Revenue Bonds
	7.00%, due 8/1/43	5,595,000	5,869,826
	7.00%, due 8/1/48	1,000,000	1,041,910
			8,651,876

	Ohio 5.5% (3.5% of Managed Assets)
	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Senior Turbo, Revenue Bonds
	Series A-2 5.75%, due 6/1/34	2,425,000	1,983,989
	Series A-2 5.875%, due 6/1/30	10,600,000	8,882,058
	Series A-2 6.00%, due 6/1/42	5,915,000	4,884,844
	Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health Systems, Revenue Bonds
	5.75%, due 12/1/32	6,700,000	6,410,560
	6.00%, due 12/1/42	4,900,000	4,680,284
			26,841,735

	Pennsylvania 9.0% (5.8% of Managed Assets)
	Bristol Township School District, General Obligation Limited 5.25%, due 6/1/43	2,000,000	2,130,340
	Harrisburg, Capital Appreciation, Unlimited General Obligation Series F, Insured: AMBAC (zero coupon), due 9/15/21	95,000	53,967
	Pennsylvania Economic Development Financing Authority, Capitol Region Parking System, Revenue Bonds 6.00%, due 7/1/53 (a)(b)	14,260,000	15,698,958
	Pennsylvania Turnpike Commission, Revenue Bonds Series C 5.00%, due 12/1/43	12,570,000	13,126,725
	Philadelphia Authority for Industrial Development, Nueva Esperanza Inc., Revenue Bonds 8.20%, due 12/1/43	2,000,000	2,047,980
	Philadelphia Authority for Industrial Development, Please Touch Museum Project, Revenue Bonds 5.25%, due 9/1/31	2,500,000	974,950
	Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System, Revenue Bonds Series A 5.00%, due 7/1/34	2,000,000	1,658,020
	Philadelphia Water And Wastewater Revenue, Revenue Bonds Series A 5.00%, due 1/1/36	2,830,000	2,960,689
	Philadelphia, Unlimited General Obligation 6.00%, due 8/1/36	4,625,000	5,137,450
			43,789,079

	Puerto Rico 1.5% (1.0% of Managed Assets)
	Puerto Rico Commonwealth, Public Improvement, Unlimited General Obligation
	Series A, Insured: AGM 5.25%, due 7/1/30	7,000,000	6,355,720
	Series A, Insured: NATL-RE 5.50%, due 7/1/20	575,000	566,203
	Puerto Rico Highways & Transportation Authority, Revenue Bonds Series K, Insured: CIFG 5.00%, due 7/1/18	530,000	514,206
			7,436,129

	Rhode Island 3.3% (2.1% of Managed Assets)
	Narragansett Bay Commission Wastewater System, Revenue Bonds Series A 5.00%, due 9/1/38 (a)(b)	15,000,000	16,033,650

	Tennessee 3.3% (2.1% of Managed Assets)
	Chattanooga, TN, Industrial Development Board, Revenue Bonds Insured: AGM 5.00%, due 10/1/30 (a)(b)	15,000,000	15,954,900

	Texas 10.3% (6.6% of Managed Assets)
	Harris County-Houston Sports Authority, Revenue Bonds
	Series H, Insured: NATL-RE (zero coupon), due 11/15/28	50,000	20,536
	Series H, Insured: NATL-RE (zero coupon), due 11/15/30	8,775,000	3,091,608
	Series H, Insured: NATL-RE (zero coupon), due 11/15/33	1,320,000	375,830
	Series A, Insured: NATL-RE (zero coupon), due 11/15/34	2,520,000	713,866
	Series H, Insured: NATL-RE (zero coupon), due 11/15/35	2,080,000	505,170
	Series H, Insured: NATL-RE (zero coupon), due 11/15/37	6,705,000	1,396,987
	Series A, Insured: NATL-RE (zero coupon), due 11/15/38	175,000	38,328
	Series H, Insured: NATL-RE (zero coupon), due 11/15/38	125,000	24,088
	Series A, Insured: NATL-RE (zero coupon), due 11/15/40	1,000,000	191,200
	Series B, Insured: NATL-RE 5.25%, due 11/15/40	755,000	755,068
	Houston Higher Education Finance Corp., Cosmos Foundation Notes, Revenue Bonds Series A 5.00%, due 2/15/42	2,000,000	1,958,660
	New Hope Cultural Education Facilities Corp., Student Housing, CHF-Stephenville Tarleton State University Project, Revenue Bonds Series A 5.375%, due 4/1/28	1,845,000	1,865,756
	Newark Cultural Education Facilities Finance Corp., A. W. Brown-Fellowship Leadership Academy, Revenue Bonds Series A 6.00%, due 8/15/42	5,640,000	5,808,410
¤	Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds
	5.00%, due 12/15/29	880,000	906,453
	5.00%, due 12/15/30	5,500,000	5,645,310
	5.00%, due 12/15/32 (a)(b)	20,000,000	20,383,592
	Texas State Turnpike Authority, Central Texas System, Revenue Bonds Insured: AMBAC (zero coupon), due 8/15/35	23,750,000	6,563,550
			50,244,412

	U.S. Virgin Islands 2.4% (1.5% of Managed Assets)
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds Insured: AGM 5.00%, due 10/1/32	2,475,000	2,538,311
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes, Revenue Bonds Series A 5.00%, due 10/1/32	4,350,000	4,396,719
	Virgin Islands Public Finance Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/32	4,650,000	4,768,947
			11,703,977
	Utah 0.5% (0.4% of Managed Assets)
	Utah State University of Agriculture & Applied Science, Student Building, Revenue Bonds Series B 5.00%, due 12/1/44	2,500,000	2,668,750

	Vermont 0.3% (0.2% of Managed Assets)
	Vermont State Student Assistance Corp., Revenue Bonds Series A 5.10%, due 6/15/32 (d)	1,545,000	1,534,896

	Virginia 7.5% (4.8% of Managed Assets)
	Tobacco Settlement Financing Corp., Revenue Bonds Series B1 5.00%, due 6/1/47	12,000,000	8,454,000
¤	Virginia Commonwealth Transportation Board, Capital Projects, Revenue Bonds 5.00%, due 5/15/31 (a)(b)	20,315,000	22,649,567
	Virginia Small Business Financing Authority, Senior Lien, Elizabeth River Crossing, Revenue Bonds 6.00%, due 1/1/37 (d)	5,000,000	5,333,750
			36,437,317

	Washington 4.1% (2.7% of Managed Assets)
	Washington Health Care Facilities Authority, Multicare Health System, Revenue Bonds Series A 5.00%, due 8/15/44 (a)(b)	19,665,000	20,176,290

	West Virginia 0.2% (0.1% of Managed Assets)
	Ohio County, Wheeling Jesuit, Revenue Bonds Series A 5.50%, due 6/1/36	845,000	785,554

	Total Investments (Cost $731,090,769) (h)	152.0%	742,454,599
	Floating Rate Note Obligations (e)	(40.6)	(198,400,000)
	Fixed Rate Municipal Term Preferred Shares, at Liquidation Value	(14.3)	(70,000,000)
	Other Assets, Less Liabilities	2.9	14,271,205
	Net Assets Applicable to Common Shares	100.0%	$488,325,804

	Contracts Short	Unrealized Appreciation (Depreciation) (f)
Futures Contracts 0.0% ‡
United States Treasury Note June 2014 (10 Year) (g)	(625)	$(313,844)

Total Futures Contracts Short (Notional Amount $77,832,031)		(313,844)

¤	Among the Fund's 10 largest holdings or issuers held, as of February 28, 2014. May be subject to change daily.
†	Percentages indicated are based on Fund net assets applicable to Common Shares, unless otherwise noted.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	All or portion of principal amount transferred to a Tender Option Bond ("TOB") Issuer in exchange for TOB Residuals and cash.
(c)	Step coupon - Rate shown was the rate in effect as of February 28, 2014.
(d)	Interest on these securities was subject to alternative minimum tax.
(e)	Proceeds received from TOB transactions.
(f)	Represents the difference between the value of the contracts at the time they were opened and the value as of February 28, 2014.
(g)	As of February 28, 2014, cash in the amount of $921,875 was on deposit with a broker for futures transactions.
(h)	As of February 28, 2014, cost was $531,991,132 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$24,751,730
Gross unrealized depreciation	(14,200,254)
Net unrealized appreciation	$10,551,476

"Managed Assets" is defined as the Fund's total assets, minus the sum of its accrued liabilities (other than Fund liabilities incurred for the purpose of creating effective leverage (i.e. tender option bonds) or Fund liabilities related to liquidation preference of any preferred shares issued).

The following abbreviations are used in the above portfolio:
ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
CIFG	—CIFG Group
FGIC	—Financial Guaranty Insurance Co.
GTY	—Assured Guaranty Corp.
NATL-RE	—National Public Finance Guarantee Corp.
RADIAN	—Radian Asset Assurance, Inc.

The following is a summary of the fair valuations according to the inputs used as of February 28, 2014, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$742,454,599	$—	$742,454,599
Total Investments in Securities	$—	$742,454,599	$—	$742,454,599

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments Futures Contracts Short (b)	$(313,844)	$—	$—	$(313,844)
Total Other Financial Instruments	$(313,844)	$—	$—	$(313,844)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended February 28, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of February 28, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay DefinedTerm Municipal Opportunities Fund

NOTES TO PORTFOLIOS OF INVESTMENTS February 28, 2014 Unaudited

SECURITIES VALUATION.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").

The Board of Trustees (the "Board") of the MainStay DefinedTerm Municipal Opportunities Fund (the "Fund") adopted procedures for the valuation of the Fund's securities and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Fund (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with questions that arise or cannot be resolved under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee meets at a later time, as necessary, to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for day-to-day valuation of portfolio assets (including securities for which market prices are not readily available) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor to the Fund.

To assess the appropriateness of security valuations, the Manager or the Fund’s third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering all relevant information that is reasonably available. Any action taken by the Sub-Committee with respect to the valuation of a portfolio security is submitted by the Valuation Committee to the full Board for its review at its next regularly scheduled meeting immediately after such action.

"Fair value" is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities
•	Level 2 – other significant observable inputs (including quoted prices for similar assets or liabilities in active markets, interest rates and yield curves, prepayment speeds, credit risk etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in measuring the fair value of assets or liabilities)

The aggregate value by input level, as of February 28, 2014, for the Fund's assets or liabilities are included at the end of the Portfolio of Investments.

The Fund may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs among others:

• Benchmark Yields	• Reported Trades
• Broker Dealer Quotes	• Issuer Spreads
• Two-sided markets	• Benchmark securities
• Bids/Offers	• Reference Data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information

Securities for which market values cannot be measured using the methodologies described above are valued by methods deemed reasonable and in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Fund generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, fair values may differ significantly from values that would have been used had an active market existed. For the period ended February 28, 2014, there have been no material changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Fund's Manager or Subadvisor reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of February 28, 2014, the Fund did not hold any securities that were valued in such a manner.

Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Manager, in consultation with the Subadvisor, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Manager, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded and are generally categorized as Level 1 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less (“Short-Term Investments”) are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using a quoted price in an active market. These securities are generally categorized as Level 2 in the hierarchy.

Item 2. Controls And Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY DEFINEDTERM MUNICIPAL OPPORTUNITIES FUND

By: /s/ Stephen P. Fisher

Stephen P. Fisher

President and Principal Executive Officer

Date: April 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Stephen P. Fisher

Stephen P. Fisher

President and Principal Executive Officer

Date: April 29, 2014

By: /s/ Jack R. Benintende

Jack R. Benintende

Treasurer and Principal Financial and

Accounting Officer

Date: April 29, 2014